Share capital - Summary of share option transactions (Detail) options in Thousands	12 Months Ended
	Dec. 31, 2019 options $ / shares	Dec. 31, 2018 options $ / shares	Dec. 31, 2017 options $ / shares
Statement [Line Items]
Number Of Outstanding	9,945
Share option [Member]
Statement [Line Items]
Number Of Outstanding	8,710	9,175	12,010
Number Outstanding Granted	2,290	2,290	1,900
Number Outstanding Exercised	(663)	(1,233)	(1,899)
Number Outstanding Cancelled	(347)	(1,522)	(1,646)
Number Outstanding Forfeited/expired	(45)		(1,190)
Number Of Outstanding	9,945	8,710	9,175
Weighted Average Exercise Price Outstanding | $ / shares	$ 0.42	$ 0.38	$ 0.48
Weighted Average Exercise Price Granted | $ / shares	0.37	0.55	0.52
Weighted Average Exercise Price Exercised | $ / shares	0.20	0.40	0.32
Weighted Average Exercise Price Cancelled | $ / shares	0.22	0.41	0.75
Weighted Average Exercise Price Forfeited/expired | $ / shares	0.54		1.20
Weighted Average Exercise Price Outstanding | $ / shares	$ 0.43	$ 0.42	$ 0.38